UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09243

The Gabelli Utility Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Utility Trust

First Quarter Report — March 31, 2012

Mario J. Gabelli, CFA

To Our Shareholders,

For the quarter ended March 31, 2012, the net asset value (“NAV”) total return of The Gabelli Utility Trust (the “Fund”) was 0.04%, compared with a total return of (1.6)% for the Standard & Poor’s (“S&P”) 500 Utilities Index. The total return for the Fund’s publicly traded shares was 5.8%. On March 31, 2012, the Fund’s NAV per share was $5.54, while the price of the publicly traded shares closed at $8.09 on the New York Stock Exchange (“NYSE”).

Enclosed is the schedule of investments as of March 31, 2012.

Comparative Results

Average Annual Returns through March 31, 2012 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	Since Inception (07/09/99)
Gabelli Utility Trust
NAV Total Return (b)	0.04%	10.17%	3.96%	8.28%	8.58%
Investment Total Return (c)	5.79	32.02	5.50	6.91	9.68
S&P 500 Utilities Index	(1.62)	14.82	1.55	5.89	4.66(d)
S&P 500 Index	12.59	8.54	2.01	4.12	2.05
Lipper Utility Fund Average	1.64	8.45	1.80	7.37	4.74
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is an unmanaged indicator of stock market performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

(d)	From June 30, 1999, the date closest to the Fund’s inception for which data is available.

The Gabelli Utility Trust

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.1%
	ENERGY AND UTILITIES — 84.1%
	Energy and Utilities: Alternative Energy — 0.1%
4,500	Ormat Industries Ltd.	$23,293
11,000	Ormat Technologies Inc.	221,650
8,100	Renegy Holdings Inc.†	648

		245,591

	Energy and Utilities: Electric Integrated — 44.8%
23,000	ALLETE Inc.	954,270
72,000	Alliant Energy Corp.	3,119,040
17,000	Ameren Corp.	553,860
75,000	American Electric Power Co. Inc.	2,893,500
355	Atlantic Power Corp.†	4,911
10,000	Avista Corp.	255,800
50,000	Black Hills Corp.	1,676,500
26,000	Central Vermont Public Service Corp.	915,200
27,000	Cleco Corp.	1,070,550
114,000	CMS Energy Corp.	2,508,000
29,000	Dominion Resources Inc.	1,485,090
23,000	DTE Energy Co.	1,265,690
122,000	Duke Energy Corp.	2,563,220
80,000	Edison International	3,400,800
171,000	El Paso Electric Co.	5,555,790
1,000	Emera Inc.	33,997
3,000	Entergy Corp.	201,600
101,000	FirstEnergy Corp.	4,604,590
187,000	Great Plains Energy Inc.	3,790,490
52,000	Hawaiian Electric Industries Inc.	1,318,200
89,000	Integrys Energy Group Inc.	4,716,110
63,000	MGE Energy Inc.	2,796,570
95,000	NextEra Energy Inc.	5,802,600
48,000	NiSource Inc.	1,168,800
105,000	NorthWestern Corp.	3,723,300
35,000	NV Energy Inc.	564,200
99,000	OGE Energy Corp.	5,296,500
25,000	Otter Tail Corp.	542,500
48,000	PG&E Corp.	2,083,680
100,000	PNM Resources Inc.	1,830,000
90,000	Progress Energy Inc.	4,779,900
38,000	Public Service Enterprise Group Inc.	1,163,180
59,000	SCANA Corp.	2,690,990
104,000	TECO Energy Inc.	1,825,200
25,000	The Empire District Electric Co.	508,750
133,000	UniSource Energy Corp.	4,863,810
16,500	Unitil Corp.	442,695
47,000	Vectren Corp.	1,365,820
244,000	Westar Energy Inc.	6,814,920
180,000	Wisconsin Energy Corp.	6,332,400
179,000	Xcel Energy Inc.	4,738,130

		102,221,153

Shares		Market Value

	Energy and Utilities: Electric Transmission and Distribution — 11.1%
243	Brookfield Infrastructure Partners LP	$7,679
50,000	CH Energy Group Inc.	3,336,500
55,000	Consolidated Edison Inc.	3,213,100
102,300	Exelon Corp.	4,011,183
117,000	Northeast Utilities	4,343,040
180,000	NSTAR	8,753,400
22,500	Pepco Holdings Inc.	425,025
36,666	UIL Holdings Corp.	1,274,510

		25,364,437

	Energy and Utilities: Global Utilities — 2.3%
15,000	Areva SA†	330,893
8,000	Chubu Electric Power Co. Inc.	144,400
38,000	Electric Power Development Co. Ltd.	1,030,228
33,000	Endesa SA	657,544
300,000	Enel SpA	1,085,104
290,000	Hera SpA	413,849
8,000	Hokkaido Electric Power Co. Inc.	117,434
8,000	Hokuriku Electric Power Co.	144,593
3,000	Huaneng Power International Inc., ADR	65,760
38,000	Korea Electric Power Corp., ADR†	369,740
10,000	Kyushu Electric Power Co. Inc.	142,443
2,000	Niko Resources Ltd.	70,359
8,000	Shikoku Electric Power Co. Inc.	225,492
8,000	The Chugoku Electric Power Co. Inc.	148,556
8,000	The Kansai Electric Power Co. Inc.	123,910
14,500	Tohoku Electric Power Co. Inc.†	165,374

		5,235,679

	Energy and Utilities: Merchant Energy — 1.7%
23,000	Dynegy Inc.†	12,880
23,048	GenOn Energy Inc.†	47,940
300,000	GenOn Energy Inc., Escrow†(a)	0
300,000	The AES Corp.†	3,921,000

		3,981,820

	Energy and Utilities: Natural Gas Integrated — 10.5%
330,000	El Paso Corp.	9,751,500
1,000	Energen Corp.	49,150
127,000	National Fuel Gas Co.	6,111,240
99,000	ONEOK Inc.	8,084,340

		23,996,230

	Energy and Utilities: Natural Gas Utilities — 7.9%
93,056	AGL Resources Inc.	3,649,656
28,000	Atmos Energy Corp.	880,880
20,000	Chesapeake Utilities Corp.	822,400
11,000	CONSOL Energy Inc.	375,100
22,418	Corning Natural Gas Corp.	381,097
30,000	Delta Natural Gas Co. Inc.	1,140,000
11,445	GDF Suez	295,669

See accompanying notes to schedule of investments.

The Gabelli Utility Trust

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Utilities (Continued)
11,445	GDF Suez†	$15
35,000	Piedmont Natural Gas Co. Inc.	1,087,450
12,000	RGC Resources Inc.	220,800
131,000	Southwest Gas Corp.	5,598,940
112,000	Spectra Energy Corp.	3,533,600

		17,985,607

	Energy and Utilities: Natural Resources — 1.2%
4,000	Anadarko Petroleum Corp.	313,360
32,000	Compania de Minas Buenaventura SA, ADR	1,289,920
10,000	Exxon Mobil Corp.	867,300
4,000	Peabody Energy Corp.	115,840
4,000	Royal Dutch Shell plc, Cl. A, ADR	280,520

		2,866,940

	Energy and Utilities: Services — 0.3%
25,000	ABB Ltd., ADR†	510,250
2,400	Tenaris SA, ADR	91,752

		602,002

	Energy and Utilities: Water — 2.8%
13,500	American States Water Co.	487,890
27,000	American Water Works Co. Inc.	918,810
21,833	Aqua America Inc.	486,658
24,000	Artesian Resources Corp., Cl. A	450,960
40,000	California Water Service Group	728,400
7,500	Connecticut Water Service Inc.	212,175
50,000	Middlesex Water Co.	944,500
80,000	SJW Corp.	1,929,600
9,000	The York Water Co.	155,700

		6,314,693

	Diversified Industrial — 1.1%
1,200	Alstom SA	46,829
6,000	Cooper Industries plc	383,700
100,000	General Electric Co.	2,007,000

		2,437,529

	Environmental Services — 0.0%
3,000	Suez Environnement Co. SA	46,013

	Equipment and Supplies — 0.0%
50,000	Capstone Turbine Corp.†	51,000
1,400	Mueller Industries Inc.	63,630

		114,630

	Independent Power Producers and Energy Traders — 0.3%
40,000	NRG Energy Inc.†	626,800

	TOTAL ENERGY AND UTILITIES	192,039,124

Shares		Market Value

	COMMUNICATIONS — 11.1%
	Cable and Satellite — 4.3%
17,000	AMC Networks Inc., Cl. A†	$758,710
1,000	British Sky Broadcasting Group plc	10,813
72,000	Cablevision Systems Corp., Cl. A	1,056,960
5,000	Cogeco Cable Inc.	262,369
20,000	Cogeco Inc.	1,087,573
30,000	DIRECTV, Cl. A†	1,480,200
59,000	DISH Network Corp., Cl. A	1,942,870
10,000	EchoStar Corp., Cl. A†	281,400
21,000	Liberty Global Inc., Cl. A†	1,051,680
20,000	Liberty Global Inc., Cl. C†	957,800
8,000	Rogers Communications Inc., Cl. B	317,600
8,000	Time Warner Cable Inc.	652,000

		9,859,975

	Communications Equipment — 0.3%
245,000	Furukawa Electric Co. Ltd.	651,202
1,000	QUALCOMM Inc.	68,020

		719,222

	Telecommunications — 4.2%
40,000	AT&T Inc.	1,249,200
2,000	Belgacom SA	64,298
3,800	Bell Aliant Inc.(b)	104,005
11,000	BT Group plc, ADR	397,760
200,000	Cincinnati Bell Inc.†	804,000
43,000	Deutsche Telekom AG, ADR	518,150
2,000	France Telecom SA, ADR	29,700
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	85
500	Mobistar SA	24,907
18,500	Nippon Telegraph & Telephone Corp.	839,284
11,800	Orascom Telecom Holding SAE, GDR†(c)	37,972
11,800	Orascom Telecom Media and Technology Holding SAE, GDR†(a)(b)	14,160
16,000	Portugal Telecom SGPS SA	87,043
2,000	PT Indosat Tbk	1,105
500	Sistema JSFC, GDR(c)	9,845
1,200	Tele2 AB, Cl. B	24,487
30,000	Telekom Austria AG	349,378
40,000	Touch America Holdings Inc.†(a)	0
110,000	Verizon Communications Inc.	4,205,300
75,000	VimpelCom Ltd., ADR	837,000

		9,597,679

	Wireless Communications — 2.3%
1,200	America Movil SAB de CV, Cl. L, ADR	29,796
2,000	China Mobile Ltd., ADR	110,160
2,000	China Unicom Hong Kong Ltd., ADR	33,600
171	M1 Ltd.	346
13,000	Millicom International Cellular SA, SDR	1,473,745
11,250	Mobile TeleSystems OJSC, ADR	206,325

See accompanying notes to schedule of investments.

The Gabelli Utility Trust

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
1,154	Mobile Telesystems OJSC, Russian Trading System Stock Exchange	$9,451
5,000	NII Holdings Inc.†	91,550
1,000	NTT DoCoMo Inc.	1,660,022
600	SK Telecom Co. Ltd., ADR	8,346
400	SmarTone Telecommunications Holdings Ltd.	821
24,000	Turkcell Iletisim Hizmetleri A/S, ADR†	302,400
29,000	United States Cellular Corp.†	1,186,970

		5,113,532

	TOTAL COMMUNICATIONS	25,290,408

	OTHER — 1.9%
	Aerospace — 0.6%
100,000	Rolls-Royce Holdings plc	1,298,784

	Agriculture — 0.0%
3,000	Cadiz Inc.†	27,600

	Entertainment — 0.7%
85,000	Vivendi SA	1,559,903

	Financial Services — 0.0%
26	Leucadia National Corp.	687

	Investment Companies — 0.0%
3,000	Kinnevik Investment AB, Cl. B	69,787

	Real Estate — 0.1%
4,500	Brookfield Asset Management Inc., Cl. A	142,065

	Transportation — 0.5%
30,000	GATX Corp.	1,209,000

	TOTAL OTHER	4,307,826

	TOTAL COMMON STOCKS	221,637,358

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Wireless Communications — 0.0%
16,000	Bharti Airtel Ltd., expire 09/19/13†(b)	106,266

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Environmental Services — 0.1%
$100,000	Covanta Holding Corp., Cv. 3.250%, 06/01/14	115,375

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 2.8%
$6,347,000	U.S. Treasury Bills,
	0.025% to 0.135%††,
	05/17/12 to 08/23/12(d)	$6,345,164

	TOTAL INVESTMENTS — 100.0%
	(Cost $169,933,388)	$228,204,163

	Aggregate tax cost	$171,163,752

	Gross unrealized appreciation	$65,369,865
	Gross unrealized depreciation	(8,329,454)

	Net unrealized appreciation/depreciation	$57,040,411

Notional Amount		Termination Date	Unrealized Depreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS
$329,372	Rolls-Royce Holdings plc(e)	06/27/12	$(4,790)

(25,000 Shares)

(a)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2012, the market value of fair valued securities amounted to $14,160 or 0.01% of total investments.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the market value of Rule 144A securities amounted to $224,431 or 0.10% of total investments.

(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2012, the market value of Regulation S securities amounted to $47,817 or 0.02% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/12 Carrying Value Per Unit
11,800	Orascom Telecom Holding SAE, GDR	07/27/09	$53,385	$3.2180
500	Sistema JSFC, GDR	10/10/07	17,384	19.6900

(d)	At March 31, 2012, $445,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
(e)	At March 31, 2012, the Fund had entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc.

See accompanying notes to schedule of investments.

The Gabelli Utility Trust

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value

North America	91.9%	$209,679,962
Europe	4.9	11,161,773
Japan	2.4	5,392,938
Latin America	0.6	1,327,395
Asia/Pacific	0.2	589,962
Africa/Middle East	0.0	52,133

Total Investments	100.0%	$228,204,163

See accompanying notes to schedule of investments.

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Alternative Energy	$244,943	—	$648	$245,591
Energy and Utilities: Merchant Energy	3,981,820	—	0	3,981,820
Other Industries (a)	187,811,713	—	—	187,811,713
COMMUNICATIONS
Telecommunications	9,583,519	$14,160	0	9,597,679
Other Industries (a)	15,692,729	—	—	15,692,729
OTHER
Other Industries (a)	4,307,826	—	—	4,307,826
Total Common Stocks	221,622,550	14,160	648	221,637,358
Warrants (a)	—	106,266	—	106,266
Convertible Corporate Bonds (a)	—	115,375	—	115,375
U.S. Government Obligations	—	6,345,164	—	6,345,164
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$221,622,550	$6,580,965	$648	$228,204,163
OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation):*
EQUITY CONTRACT:
Contract for Difference Swap Agreement	$—	$(4,790)	$—	$(4,790)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(4,790)	$—	$(4,790)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers between Level 1 and Level 2 during the period ended March 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General.  The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited) (Continued)

      Fair Valuation.  Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Derivative Financial Instruments.  The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that,

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited) (Continued)

in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

      Swap Agreements.  The Fund may enter into equity contract for difference and interest rate swap or cap transactions for the purpose of hedging or protecting its exposure to interest rate movements and movements in the securities markets. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay periodically to the other counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the Series B Auction Rate Cumulative Preferred Stock (“Series B Stock”). In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Swaps and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Statement of Preferences even if the counterparty defaulted. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

At March 31, 2012, the Fund held no investments in interest rate swap agreements.

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at March 31, 2012 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Depreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:
$329,372 (25,000 Shares)	Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	6/27/12	$(4,790)

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

TRUSTEES AND OFFICERS

THE GABELLI UTILITY TRUST

One Corporate Center, Rye, NY 10580-1422

Trustees

Mario J. Gabelli, CFA

Chairman & Chief Executive Officer,

GAMCO Investors, Inc.

Dr. Thomas E. Bratter

President & Founder, John Dewey Academy

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

President & Chief Executive Officer,

American Gaming Association

John D. Gabelli

Senior Vice President,

Gabelli & Company, Inc.

Robert J. Morrissey

Attorney-at-Law,

Morrissey, Hawkins & Lynch

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus, Pace University

Salvatore J. Zizza

Chairman, Zizza & Associates Corp.

Officers

Bruce N. Alpert

President and Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

David I. Schachter

Vice President & Ombudsman

Investment Adviser

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

Custodian

The Bank of New York Mellon

Counsel

Willkie Farr & Gallagher LLP

Transfer Agent and Registrar

Computershare Trust Company, N.A.

Stock Exchange Listing

	Common	5.625% Preferred
NYSE–Symbol:	GUT	GUT PrA
Shares Outstanding:	31,927,472	1,153,288

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGUTX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utility Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/30/12

*	Print the name and title of each signing officer under his or her signature.